Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets

Other current assets consisted of the following at December 31:

	December 31,	December 31,
	2024	2023
Sales tax receivable	$509,333	$5,444
Prepayments	467,089	110,299
Deferred Offering Costs	1,802,404	-
Total Other current assets	$2,778,826	$115,743